Document and Entity Information	Aug. 04, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001713952
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	VIVINT SMART HOME, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38246
Entity Tax Identification Number	98-1380306
Entity Address, Address Line One	4931 North 300 West
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	(801)
Local Phone Number	377-9111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VVNT
Security Exchange Name	NYSE
Warrants Each Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	VVNT WS
Security Exchange Name	NYSE